Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S federal tax expense at statutory rates	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.00%	4.30%	3.50%
Federal and state credits	(0.80%)	(0.60%)	0.00%
Other	(0.30%)	(0.90%)	1.00%
Effective tax rate	37.90%	37.80%	39.50%